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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: November 30, 2015 (Funds Inception Date) - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Gripman Proxy Tracking
GAVBX
Gripman Investment Advisors

			Date	Date	File	Vote	Ballot		Mgmt	Vote
Company	Ticker	CUSIP	Received	of Vote	Saved	Complete	Issue	Description	Recom.	Cast	Notes
Keysight Technologies	KEYS	49339L103	2/8/2016	3/16/2016	Yes	2/9/2016	1.1	Elect Director Cullen	For	Against	Voted against Cullen due to too many board appointments in my opinion
							1.2	Elect Director Halloran	For	Against	Voted against Halloran as she worked with the CEO and CFO at Agilent and may not be impartial
							1.3	Elect Director Templeton	For	For

							2	Ratify Auditor	For	For

							3	Approve Executive Comp.	For	For	Board statistics looked find, CEO comp was 13.7mm, largely LT.

Korea Electric Power Corp.	KEP	500631106	2/12/2016	2/12/2016	Yes	2/12/2016	1	Elect CEO Cho, Hwan-Eik	For	For	The current CEO performed well during 2015 and remains well qualified for the postion.

Statoil ASA	STO	85771P102		6/10/2016		4/27/2016	3	Chair for Meeting	For	For
							4	Approval of Agenda	For	For
							5	Election of signors	For	For
							6	Annual Report Approval	No Vote	For
							7	Dividend Approval	For	For
							8A	Approval of 4Q Scrip Div	For	For
							8B	Approval of 2016 Scrip Div	For	Against	We expect share prices to be higher and don't want dilution of shares
							9	Shareholder Proposal	Against	Against
							10	Corporate Governance	For	For
							11A	Management Comp	For	For
							11B	Management Incentives	For	For
							12	Auditor Approval	For	For
							13A	Joint or individual vote	No Vote	Abstain	Vote for individual directors
							13B	Tone Lunde Bakker Chair	No Vote	For	Approve
							13C	Nils Bastiansen New	No Vote	For	Approve
							13D	Greger Mannsverk	No Vote	For
							13E	Steinar Olsen	No Vote	For
							13F	Ingvald Strommen	No Vote	For
							13G	Rune Bjerke	No Vote	For
							13H	Siri Kalvig	No Vote	For
							13I	Terje Venold	No Vote	For
							13J	Kjersti Kleven	No Vote	For
							13K	Birgitte Ringstad Vartdal	No Vote	For
							13L	Jarle Roth	No Vote	For
							13M	Kathrine Naess	No Vote	Against	We did not feel like she was properly qualified
							13N	Kjerstiin Fyllingen	No Vote	For
							13O	Nina Kivijervi Jonassen	No Vote	For
							13P	Hakon Volldal	No Vote	For
							13Q	Kari Skeidsvoll Moe	No Vote	For
							14A	Nomination Jointly	No Vote	For
							14B	Nomination Indiv	No Vote	Abstain
							14C	Nomination Indiv	No Vote	Abstain
							14D	Nomination Indiv	No Vote	Abstain
							14E	Nomination Indiv	No Vote	Abstain
							15	Savings Plan Share Purc	No Vote	For
							16	Share Annulment	No Vote	For
							17	Mktg Instructions	No Vote	For
							18	Risk Mgmt Investigation	No Vote	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 19, 2016

* Print the name and title of each signing officer under his or her signature.